Trade and Other Receivables - Summary of Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables [Line Items]
Beginning balance	$ (280)	$ (322)
(Increase) / Decrease in loss allowance for trade receivables	(318)	42
Write-off	139
Ending balance	(459)	(280)
Net impairment (loss)/gain for trade receivables	$ (318)	$ 42